POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
The partnership maintains several defined benefit pension plans within its industrials and infrastructure services segments. These plans are administered in various countries, the most significant of which is in the United States. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
The following table shows the changes in the present value of the defined benefit pension plan obligation and the fair values of plan assets as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,354	$3,034
Defined benefit obligation through business combinations	6	159
Service cost	22	38
Interest cost	94	78
Participant contributions	1	2
Foreign currency exchange translation	(24)	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial (gain) loss due to demographic assumption changes	—	(4)
Actuarial experience adjustments	(11)	51
Benefits paid from plan assets	(107)	(127)
Benefits paid from employer	(14)	(20)
Disposals	(1,674)	—
Defined benefit obligation at end of year	$654	$2,354

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,764)	$(2,400)
Fair value of plan assets through business combinations	(8)	(150)
Interest income	(69)	(63)
Loss (return) on plan assets (excluding interest income)	(21)	687
Foreign currency exchange translation	(9)	55
Employer contributions	(36)	(43)
Participant contributions	(1)	(2)
Employer direct settlements	—	(1)
Benefits paid from plan assets	110	128
Benefits paid from employer	8	15
Administrative expenses paid from plan assets	9	10
Disposals	1,343	—
Fair value of plan assets at end of year	$(438)	$(1,764)
Net liability at end of year	$216	$590
In addition to the defined benefit pension plan obligation, the partnership also recorded other post-employment benefits with a net liability carrying value of $34 million as at December 31, 2023 (2022: $52 million).
The net liabilities for the defined benefit pension plan and post-employment plan are recorded within accounts payable and other in the consolidated statements of financial position.
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2023:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$309	$76	$269	$654
Fair value of plan assets	(249)	(63)	(126)	(438)
Net liability	$60	$13	$143	$216
The following table summarizes the defined benefit pension plan obligation and the fair value of plan assets by geography as at December 31, 2022:

(US$ MILLIONS)	United States	Canada	Other	Total
Defined benefit obligation	$1,729	$65	$560	$2,354
Fair value of plan assets	(1,348)	(52)	(364)	(1,764)
Net liability	$381	$13	$196	$590
The following tables summarize the amounts recognized in respect of these defined benefit pension plans during the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Amounts recognized in profit and loss
Current service cost	$22	$38
Net interest expense	25	15
Administrative expense	9	10
Total expense recognized in profit and loss	$56	$63

Amounts recognized in other comprehensive income
Loss (return) on plan assets (excluding net interest expense)	$(21)	$687
Actuarial (gain) loss due to demographic assumption changes	—	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial experience adjustments	(11)	51
Total expense (gain) recognized in other comprehensive income	$(25)	$(119)
Total expense (gain) recognized in comprehensive income	$31	$(56)
For the year ended December 31, 2023, the partnership recorded other post-employment benefits which contributed a total loss recognized in other comprehensive income of $2 million (2022: total gain of $8 million).
The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
The defined benefit pension plans expose the partnership to certain actuarial risks such as investment risk, interest rate risk and compensation risk. The present value of the defined benefit pension plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The partnership mitigates this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2023:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3	Total
Cash and cash equivalents	$3	$21	$—	$24
Equity instruments	61	119	—	180
Debt instruments	—	120	—	120
Real estate	—	52	3	55
Investment funds	—	31	—	31
Fixed insurance contracts	15	$13	—	28
Total plan assets	$79	$356	$3	$438
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(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2022:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3	Total
Cash and cash equivalents	$46	$4	$—	$50
Equity instruments	68	636	—	704
Debt instruments	179	673	20	872
Real Estate	1	98	—	99
Investment funds	—	14	—	14
Fixed insurance contracts	14	11	—	25
Total plan assets	$308	$1,436	$20	$1,764
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(1)Level 2 assets represent the net asset value of the underlying assets held within investment funds valued by independent third party fund administrators.
Significant Assumptions
The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit obligation. These assumptions and estimates may affect the carrying value of the defined benefit liabilities in the partnership’s consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:

	2023	2022
Discount rate	1.1% to 9.3%	0.2% to 7.9%
Rate of compensation increase	1.0% to 5.0%	0.5% to 5.0%
These assumptions have a significant impact on the defined benefit liabilities reported in the consolidated statements of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2023:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(46)	1%	$52
Rate of compensation increase	1%	$15	1%	$(14)
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2022:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Discount rate	1%	$(200)	1%	$241
Rate of compensation increase	1%	$19	1%	$(18)
The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2023 and December 31, 2022, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
The following table summarizes the undiscounted future planned benefit payments under the partnership’s defined benefit plans as at December 31, 2023:

(US$ MILLIONS)	Future Planned Benefit Payments
2024	$46
2025	46
2026	46
2027	44
2028	45
Thereafter	585
Total	$812